Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2008
Derivative Financial Instruments [Abstract]
Cash consideration	$ 93.0
Realized investment loss associated with termination of a swap with a subsidiary of Lehman	$ 10.4